Net fees and commission income	12 Months Ended
Dec. 31, 2023
Fee and commission income (expense) [abstract]
Net fees and commission income
35.	Net fees and commission income
Net fees and commission income for the years ended December 31, 2021, 2022 and 2023 are as follows:

	2021		2022	2023
Fees and commission income:
Credit placement fees	~~W~~	71,480	68,101	75,930
Commission received as electronic charge receipt		148,626	147,727	146,037
Brokerage fees		577,238	340,367	369,175
Commission received as agency		146,662	136,114	134,432
Investment banking fees		188,644	232,512	165,366
Commission received in foreign exchange activities		271,808	295,161	295,722
Trust management fees		310,376	308,353	299,600
Credit card fees		1,175,084	1,202,129	1,378,200
Operating lease fees (*)		365,447	478,374	600,283
Others		884,520	675,508	710,498

		4,139,885	3,884,346	4,175,243

Fees and commission expense:
Credit-related fee		(38,668)	(37,313)	(45,739)
Credit card fees		(836,990)	(895,787)	(930,044)
Others		(589,230)	(537,704)	(552,254)

		(1,464,888)	(1,470,804)	(1,528,037)

Net fees and commission income	~~W~~	2,674,997	2,413,542	2,647,206

(*)	Among operating lease fees recognized for the years ended December 31, 2021, 2022 and 2023, there is no variable lease fee income which does not vary by index or rate.